Treasury Stock - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Millions		1 Months Ended			4 Months Ended	12 Months Ended
	Feb. 28, 2023 CNY (¥) shares	May 31, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2024 shares	Dec. 31, 2024 CNY (¥) Employees shares	Dec. 31, 2023 shares	Dec. 31, 2022 CNY (¥) shares
Equity, Class of Treasury Stock [Line Items]
Treasury stock					3,023,138	3,023,138
Stock repurchased during period, value | ¥								¥ 16,412
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period						5,173,523
Restricted Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock repurchased shares						434,000
Stock repurchased during period, value | ¥						¥ 47,751
Share-Based Payment Arrangement, Plan Modification, Number of Grantees Affected | Employees						102
ESIP No.1 And ESIP No.2 [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock					393,028	393,028
Accelerated Share Repurchase [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program authorized amount | $				$ 10
Shareholder [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock	15,783				34,724	34,724
Stock repurchased during period, value | ¥	¥ 1,000
Treasury stock [Member]
Equity, Class of Treasury Stock [Line Items]
Shares reserved for future issuance					163,877	163,877
Stock repurchased during period, value | ¥		¥ 6,638				¥ 4,984
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period					162,769
Treasury stock [Member] | Accelerated Share Repurchase [Member]
Equity, Class of Treasury Stock [Line Items]
Weighted average price | $ / shares				$ 3.3078
Stock repurchased during period, value | ¥			¥ 57,193
Additional paid-in capital [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchased during period, value | ¥						¥ 11,428
Additional paid-in capital [Member] | Accelerated Share Repurchase [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchased during period, value | ¥			¥ 9,657
Common Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period						5,173,523	258,646	746,042
Common Stock [Member] | Accelerated Share Repurchase [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock repurchased shares			3,023,138	3,023,138
Stock repurchased during period, value | $				$ 10